DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections	4.50%	4.75%
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 413.4	$ 356.8
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections	1.83%	1.20%
Provision for decommissioning, restoration and rehabilitation costs | Top of range
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections	15.26%	19.09%